UNITED STATES                     -------------------------
           SECURITIES AND EXCHANGE COMMISSION                 OMB APPROVAL
                 Washington, D.C. 20549                -------------------------
                                                       OMB Number: 3235-0058
                      FORM 12b-25                      Expires: January 31, 2005
                                                       Estimated average burden
              NOTIFICATION OF LATE FILING              hours per response 2.50
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(Check one): |X| Form 10-K      |_| Form 20-K          -------------------------
             |_| Form 10-Q      |_| Form N-SAR              SEC FILE NUMBER
                                                               000-27122
      For Period Ended: June 30, 2003                  -------------------------
      |_| Transition Report on Form 10-K               -------------------------
      |_| Transition Report on Form 20-K                      CUSIP NUMBER
      |_| Transition Report on Form 11-K                       006854103
      |_| Transition Report on Form 10-Q               -------------------------
      |_| Transition Report on Form N-SAR
      For the Transition Period Ended:


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 Read Instruction (on back page) Before Preparing Form. Please Print or Type.

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.
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If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

                             Part III of Form 10-K
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PART I -- REGISTRANT INFORMATION


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Full Name of Registrant

                             Adept Technology, Inc.
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Former Name if Applicable

                                      N/A
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Address of Principal Executive Office (Street and Number)

                 3011 Triad Drive, Livermore, California 94551
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City, State and Zip Code

PART II -- RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

         |  (a)   The reason described in reasonable  detail in Part III of this
         |        form could not be eliminated  without  unreasonable  effort or
         |        expense
         |  (b)   The subject  annual  report,  semi-annual  report,  transition
         |        report on Form 10-K,  Form 20-F,  Form 11-K or Form N- SAR, or
  |X|    |        portion  thereof,  will be filed on or  before  the  fifteenth
         |        calendar day following the prescribed due date; or the subject
         |        quarterly report of transition report on Form 10-Q, or portion
         |        thereof  will be filed on or  before  the fifth  calendar  day
         |        following the prescribed due date; and
         |  (c)   The  accountant's  statement or other exhibit required by Rule
                  12b-25(c) has been attached if applicable.

PART III -- NARRATIVE

State below in reasonable detail why forms 10-K, 20-F, 11-K, 10-Q, N-SAR, or the transition report or portion thereof, could not be filed within the prescribed time period.

         The Registrant cannot file the amendment to its Annual Report on Form 10-K for Part III of the Annual Report on Form 10-K within the prescribed time period without unreasonable expense and effort due to the following:

         Registrant filed its Annual Report on Form 10-K for the fiscal year ended June 30, 2003 on September 29, 2003 (the "10-K") and incorporated by reference items included in Part III of Form 10-K from a definitive proxy statement that the Registrant intended to file on or prior to October 28, 2003. However, the Registrant is currently in the process of completing certain arrangements for a management addition that would impact the information to be included in Part III and any proxy statement delivered to shareholders in connection with the Registrant's annual meeting. Due to the timing and status of these arrangements, the Registrant is unable to assimilate accurate, updated information for timely incorporation into an amendment to the 10-K without unreasonable effort or expense. Management expect to have the amendment to the 10-K filed within the 15 calendar day statutory extension.

(Attach extra Sheets if Needed)

                  Persons who are to respond to the collection of information SEC 1344 (02-02) contained in this form are not required to respond unless the form displays a currently valid OMB control number.

PART IV -- OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification

            Michael W. Overby                   (925)             245-3400
----------------------------------------    -------------   --------------------
                  (Name)                    (Area Code)     (Telephone Number)

(2) Have all other periodic report required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed ? If answer
      is no, identify report(s).                |X| Yes  |_| No


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(3)   Is it  anticipated  that any  significant  change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?
                                                |_| Yes  |X| No

      If so, attach an explanation of the anticipated  change,  both narratively
      and  quantitatively,   and,  if  appropriate,  state  the  reasons  why  a
      reasonable estimate of the results cannot be made.

================================================================================

                             Adept Technology, Inc.
             ------------------------------------------------------
                  (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date     October 28, 2003         By           /s/ Michael W. Overby
     --------------------------      -------------------------------------------
                                           Vice President of Finance and
                                              Chief Financial Officer

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.

------------------------------------ATTENTION-----------------------------------
Intentional misstatements or omissions of fact constitute Federal Criminal Violations (See 18 U.S.C. 1001).
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